NATURE OF BUSINESS (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Nature Of Business Details Narrative
State of Incorporation	State of Nevada
Date of Incorporation	Jan. 17, 2014
Antidilutive securities excluded from computation of earnings per share	7,324,286	7,536,400